Financial instruments - Narrative (Details) - Revenue Benchmark - Customer Concentration Risk	12 Months Ended
Dec. 31, 2025 charterer
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, number of charterers	4
Concentration risk, charter hires, advance payment period	15 days